OTHER LONG TERM ASSETS (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Long Term Assets [Roll Forward]
Balance at December 31, 2015		$ 4,744,000
Accreted interest		56,000
Provision for uncollectible receivables		(1,800,000)	$ 0
Straight line lease adjustments		3,317,000
Balance at June 30, 2016		6,317,000
Other long term assets		4,744,000		$ 6,317,000	$ 4,744,000
Provision for uncollectible receivables		$ 1,800,000	$ 0
Lease term		10 years
Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Straight line lease adjustments		$ 3,300,000
Number of vessels sold and leased back | vessel	8	8
Lease term	10 years
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Daily time charter rate in first period		$ 17,600
Contractual charter term in first period		7 years
Daily time charter rate in second period		$ 14,900
Contractual charter term in second period		3 years
Daily operating expenses rate		$ 7,000
Purchase option net of sellers credit				112,000,000
Contractual charter term		10 years
Charter term extension		3 years
Daily time charter rate, extension		$ 14,900
Other Long Term Assets [Member]
Other Long Term Assets [Roll Forward]
Balance at December 31, 2015		4,744,000
Accreted interest		56,000
Provision for uncollectible receivables		(1,800,000)
Straight line lease adjustments		0
Balance at June 30, 2016		3,000,000
Other long term assets		4,744,000		3,000,000	4,744,000
Provision for uncollectible receivables		1,800,000
Prepaid Charter Hire Expenses [Member] | Ship Finance International Limited
Other Long Term Assets [Roll Forward]
Balance at December 31, 2015		0
Accreted interest		0
Provision for uncollectible receivables		0
Straight line lease adjustments		3,317,000
Balance at June 30, 2016		3,317,000
Other long term assets		0		$ 3,317,000	0
Provision for uncollectible receivables		0
Merger with former Golden Ocean [Member]
Other Long Term Assets [Roll Forward]
Balance at December 31, 2015		9,100,000
Other long term assets acquired upon the merger, principal					$ 10,000,000.0
Other long term assets acquired upon the merger, discount rate					7.00%
Other long term assets acquired upon the merger, interest rate					2.00%
Other long term assets		$ 9,100,000			$ 9,100,000